Document and Entity Information - shares	6 Months Ended
	Jun. 30, 2017	Aug. 15, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	Kornit Digital Ltd.
Entity Central Index Key	0001625791
Trading Symbol	krnt
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	6-K
Document Period End Date	Jun. 30, 2017
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2017
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding		0